Basis of Presentation (Policies)	6 Months Ended
Jun. 30, 2026
Basis Of Presentation [Abstract]
New accounting standards and amendments adopted

New accounting standards and amendments adopted

Amendments to IFRS 9 Financial Instruments (“IFRS 9”) and IFRS 7 Financial Instruments: Disclosures (“IFRS 7”)

Effective January 1, 2026, the Company adopted the Amendments to IFRS 9 and IFRS 7, which allow an entity to elect to apply trade-date accounting for the derecognition of financial liabilities when settled in cash through electronic payment systems. The Company has elected to apply trade-date-accounting for systems that meet the criteria. The amendments also introduce additional disclosure requirements to improve transparency regarding equity instruments designated at fair value through other comprehensive income (“FVOCI”) and financial instruments containing contingent features.

The IFRS 9 amendment allows a financial liability to be derecognized upon the irrevocable settlement instruction via an electronic payment system, even if cash settlement occurs shortly thereafter. This amendment did not have a material affect on the Company’s financial position.

The IFRS 7 amendments require enhanced disclosures for (i) equity instruments designated at FVOCI and (ii) financial instruments that include contingent settlement or conversion features. As the Company does not hold any FVOCI-designated equity instruments and has no material contingent payment features in its financial instruments, these new disclosures did not have a material impact on the Company’s disclosures.